                                   FORM N-SAR
                                 ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:  ____/____/____  (a)

     or fiscal year ending:           12/  31/  99   (b)
                                     --------------

Is this a transition report? (Y/N)     N
                                    -------

Is this an amendment to a previous filing? (Y/N)     N
                                                  -------

Those items or sub-items with a box "[ ]" after the item number should be completed only if the answer has changed from the previous filing on this form.



1.      A.     Registrant Name:           PFL Life Variable Annuity Account C

        B.     File Number: 811-          09503

        C.     Telephone Number:          319-297-8121


2.      A.     Street:   4333 Edgewood Road N.E.

        B.     City:     Cedar Rapids       C. State:  IA        D. Zip Code:  52499     Zip Ext:    0001

        E.     Foreign Country:                                     Foreign Postal Code:


3.  Is this the first filing on this form by Registrant? (Y/N)       Y
                                                                     -----------------------------------------------------------


4.  Is this the last filing on this form by Registrant? (Y/N)       N
                                                                    -------------------------------------------------------------


5.  Is Registrant a small business investment company (SBIC)? (Y/N)     N
                                                                        ---------------------------------------------------------
    [If answer is "Y" (Yes), complete only items 89 through 110.]


6.  Is Registrant a unit investment trust (UIT)? (Y/N)       Y
                                                             --------------------------------------------------------------------
    [If answer if "Y" (Yes), complete only items 111 through 132.]


7.  A.  Is Registrant a series or multiple portfolio company? (Y/N)
                                                                    --------------------------------------------------------------
    [If answer is "N" (No), go to item 8.]


    B.  How many separate series or portfolios did Registrant have at the end of the period?
                                                                                            ---------------------------------------



                                                                                                         If filing more than one
                                                                                                           Page 47, "X" box:


For period ending      12/31/99
                  -----------------

File number 811-       09503
                   ----------------


UNIT INVESTMENT TRUSTS

111. [ ]  A.    Depositor Name:   PFL Life Insurance Company
                                -----------------------------------------------------------------------------------------------

     [ ]  B.    File Number (If any):
                                     -------------------------------------

     [ ]  C.    City:    Cedar Rapids            State:     IA          Zip Code:     52499                 Zip Ext.:   0001
                     -------------------------          --------------           -----------------------             ----------

     [ ]        Foreign Country:                                        Foreign Postal Code:
                                --------------------------------------                       ----------------------------------

111. [ ]  A.    Depositor Name:
                                -----------------------------------------------------------------------------------------------

     [ ]  B.    File Number (If any):
                                     -------------------------------------

     [ ]  C.    City:                            State:                 Zip Code:                           Zip Ext.:
                     -------------------------          --------------           -----------------------             ----------

     [ ]        Foreign Country:                                        Foreign Postal Code:
                                --------------------------------------                       ----------------------------------


112. [ ]  A.    Sponsor Name:     PFL Life Insurance Company
                                -----------------------------------------------------------------------------------------------

     [ ]  B.    File Number (If any):
                                     -------------------------------------

     [ ]  C.    City:    Cedar Rapids            State:     IA          Zip Code:     52499                 Zip Ext.:   0001
                     -------------------------          --------------           -----------------------             ----------

     [ ]        Foreign Country:                                        Foreign Postal Code:
                                --------------------------------------                       ----------------------------------



112. [ ]  A.    Sponsor Name:
                                -----------------------------------------------------------------------------------------------

     [ ]  B.    File Number (If any):
                                     -------------------------------------

     [ ]  C.    City:                            State:                 Zip Code:                           Zip Ext.:
                     -------------------------          --------------           -----------------------             ----------

     [ ]        Foreign Country:                                        Foreign Postal Code:
                                --------------------------------------                       ----------------------------------




                                                                                                  If filing more than one
                                                                                                     Page 48, "X" box:
For period ending      12/31/99
                  -----------------

File number 811-       09503
                   ----------------


113.  A. [ ]  Trustee Name:      N/A
                           ----------------------------------------------------------------------------------------------------

      B. [ ]  City:                         State:                    Zip Code:                              Zip Ext.:
                  ----------------------          ------------------           --------------------------             ---------

         [ ]  Foreign Country:                                        Foreign Postal Code:
                               --------------------------------------                      ------------------------------------


113.  A. [ ]  Trustee Name:      N/A
                           ----------------------------------------------------------------------------------------------------

      B. [ ]  City:                         State:                    Zip Code:                              Zip Ext.:
                   ----------------------        -------------------           ---------------------------           ----------

         [ ]  Foreign Country:                                        Foreign Postal Code:
                              --------------------------------------                      -------------------------------------



114.  A. [ ]  Principal Underwriter Name:  AFSG Securities Corporation
                                          -------------------------------------------------------------------------------------

      B. [ ]  File Number 8-  36562
                           --------------

      C. [ ]  City:  Cedar Rapids           State:     IA             Zip Code:      52499                   Zip Ext.:  0001
                   ------------------------       -------------------            ---------------------------          ---------

         [ ]  Foreign Country:                                        Foreign Postal Code:
                              ---------------------------------------                     -------------------------------------

114.  A. [ ]  Principal Underwriter Name:
                                          -------------------------------------------------------------------------------------

      B. [ ]  File Number 8-
                            --------------

      C. [ ]  City:                          State:                    Zip Code:                              Zip Ext.:
                   ------------------------       -------------------            ---------------------------          ---------

         [ ]  Foreign Country:                                         Foreign Postal Code:
                              ---------------------------------------                     -------------------------------------


115.  A. [ ]  Independent Public Accountant Name:      Ernst & Young, LLP
                                                  -----------------------------------------------------------------------------

      B. [ ]  City:  Des Moines              State:       IA           Zip Code:   50309                      Zip Ext.:
                   ------------------------        -------------------           ---------------------------          ---------

         [ ]  Foreign Country:                                         Foreign Postal Code:
                               ---------------------------------------                      -----------------------------------


115.  A. [ ]  Independent Public Accountant Name:
                                                  -----------------------------------------------------------------------------

      B. [ ]  City:                          State:                    Zip Code:                              Zip Ext.:
                   ------------------------        -------------------            ---------------------------          --------

         [ ]  Foreign Country:                                         Foreign Postal Code:
                              ---------------------------------------                       -----------------------------------


                                                                                                 If filing more than one
                                                                                                   Page 49, "X" box:


For period ending:      12/31/99
                  -------------------------

File number 811-    09503
                  -------------------------


116.  Family of investment companies information:

      A. [ ] Is Registrant part of a family of investment companies? (Y/N)                                                  N
                                                                           --------------------------------------------- ---------
                                                                                                                             Y/N

      B. [ ] Identify the family in 10 letters: __ __ __ __ __ __ __ __ __ __
             (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)



117.  A. [ ] Is Registrant a separate account of an insurance company? (Y/N)                                                Y
                                                                           -------------------------------------------- ----------
                                                                                                                              Y/N
      If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

      B. [ ]  Variable annuity contracts? (Y/N)                                                                             Y
                                             ------------------------------------------------------------------------- -----------
                                                                                                                              Y/N
      C. [ ]  Scheduled premium variable life contracts? (Y/N)                                                              N
                                                            ---------------------------------------------------------- ------------
                                                                                                                              Y/N

      D. [ ]  Flexible premium variable life contracts? (Y/N)                                                               N
                                                            ---------------------------------------------------------- ------------
                                                                                                                              Y/N

      E. [ ]  Other types of insurance products registered under the Securities Act of 1933? (Y/N)                          N
                                                                                                ---------------------- -----------
                                                                                                                              Y/N

118.  [ ]    State the number of series existing at the end of the period that had securities registered
             under the Securities Act of 1933                                                                               1
                                             -------------------------------------------------------------------------- -----------


119.  [ ]    State the number of new series for which registration statements under the Securities Act
             of 1933 became effective during the period                                                                     1
                                                       ---------------------------------------------------------------- -----------


120.  [ ]    State the total value of the portfolio securities on the date of deposit for the new series
             included in item 119 ($000's omitted)                                                                          $22
                                                  --------------------------------------------------------------------- ----------


121.  [ ]    State the number of series for which a current prospectus was in existence
             at the end of the period.                                                                                      1
                                       --------------------------------------------------------------------------------- ----------


122.  [ ]    State the number of existing series for which additional units were registered under the
             Securities Act of 1933 during the current period
                                                              ---------------------------------------------------------  ----------


                                                                                                            If filing more than one
                                                                                                               Page 50, "X" box:
For period ending      12/31/99
                  -----------------

File number 811-     09503
                  -----------------

123. [ ]State the total value of the additional units considered in answering item 122 ($000's) omitted.   $
                                                                                                        --  ------------

124. [ ]State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they
        were placed in the subsequent series) ($000's omitted)                                             $
                                                               ------------------------------------------- -------------

125. [ ]State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of
        all series of Registrant ($000's omitted)                                                          $
                                                  ------------------------------------------------------- -------------

126.    Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on
        units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)          $
                                                                                                  ------- -------------

127.    List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of the date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series
        during the current period (excluding distributions of realized gains, if any):                     $
                                                                                       ------------------ -------------


                                                                 Number of       Total Assets         Total Income
                                                                   Series          ($000's            Distributions
                                                                 Investing         omitted)          ($000's omitted)
                                                                 ---------       -----------         ----------------
A.         U.S. Treasury direct issue                            _________       $____________       $_______________

B.         U.S. Government agency                                _________       $____________       $_______________

C.         State and municipal tax-free                          _________       $____________       $_______________

D.         Public utility debt                                   _________       $____________       $_______________

E.         Brokers or dealers debt or
           debt of brokers' or dealers' parent                   _________       $____________       $_______________

F.         All other corporate intermed. & long-term debt        _________       $____________       $_______________

G.         All other corporate short-term debt                   _________       $____________       $_______________

H.         Equity securities of brokers or dealers
           or parents of brokers or dealers                      _________       $____________       $_______________

I.         Investment company equity securities                  _________       $____________       $_______________

J.         All other equity securities                               1                 164                   1
                                                                 _________       $____________       $_______________

K.         Other securities                                      _________       $____________       $_______________

L.         Total assets of all series of registrant                  1                 164                   1
                                                                 ---------       $------------       $---------------

                                                        If filing more than one
                                                            Page 51, "X" box:
For period ending    12/31/99
                   ------------------

File number 811-     09503
                   ------------------


128. [ ]Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)
                                     ------------------------------------------------------------------------------- -----------
                                                                                                                          Y/N
        [If answer is "N" (No), go to item 131.]

129. [ ]Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
                                                                      ---------------------------------------------- -----------
                                                                                                                           Y/N
        [If answer is "N" (No), go to item 131.]

130. [ ]In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
                                                                                       ----------------------------- -----------
                                                                                                                           Y/N

131.    Total expenses incurred by all series of Registrant during the current reporting period
        ($000's omitted)                                                                                           $    0
                         ------------------------------------------------------------------------------------------ ------------



132. [ ]List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


811-                             811-                811-                811-                811-

811-                             811-                811-                811-                811-

811-                             811-                811-                811-                811-

811-                             811-                811-                811-                811-

811-                             811-                811-                811-                811-

811-                             811-                811-                811-                811-

811-                             811-                811-                811-                811-

811-                             811-                811-                811-                811-

811-                             811-                811-                811-                811-


FORM N-SAR -
PFL LIFE VARIABLE ANNUITY ACCOUNT C,
A SEPARATE ACCOUNT OF PFL LIFE INSURANCE COMPANY
FILE NO. 811- 09503



This report is signed on behalf of the registrant in the City of Cedar Rapids and the State of Iowa on the 23rd day of February, 2000.



                                      PFL LIFE INSURANCE COMPANY

                                      By:    /s/ Ronald L. Ziegler
                                             ---------------------
                                             Ronald L. Ziegler
                                             Vice President and Actuary


Witness:


/s/ Frank A. Camp
-----------------------------
Frank A. Camp
Division General Counsel
Financial Markets Division
PFL Life Insurance Company